Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventories
Schedule of inventories

Inventories

in € THOUS

	2024	2023

Finished goods	1,182,034	1,232,702
Health care supplies	417,475	451,316
Raw materials and purchased components	344,311	361,804
Work in process	124,102	133,353
Inventories	2,067,922	2,179,175